Simple Agreements for Future Equity (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 14, 2023	Sep. 02, 2022	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Proceeds From Simple Agreement For Future Equity						$ 3,567,000
Common or preferred stock discount						15.00%
Third Party Safes [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds From Simple Agreement For Future Equity						$ 269,000
Common or preferred stock discount						15.00%
Fair value of SAFE liability						$ 269,000
Loss on change in fair value of SAFE liability			$ 22,861
Debt instrument carrying amount	$ 456,234
Fair value of SAFE liability						269,000
Gain Loss On Change in Fair Value of SAFE liability		$ 120,826		$ 207,570	$ 307,569
Numerator used for obtaining conversion price		$ 50,000,000
Third Party Safes [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	41,626
Alco, DNX and William Bryant [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds From Simple Agreement For Future Equity						$ 3,567,000
Common or preferred stock discount						15.00%
Fair value of SAFE liability						$ 3,567,000
Loss on change in fair value of SAFE liability			$ 303,139
Debt instrument carrying amount	$ 6,049,766
Debt Conversion, Converted Instrument, Shares Issued	551,949
Fair value of SAFE liability						$ 3,567,000
Gain Loss On Change in Fair Value of SAFE liability		$ 1,602,174		$ 2,752,430	$ 4,078,431
Numerator used for obtaining conversion price		$ 50,000,000
Alco, DNX and William Bryant [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	551,949